Summary of Significant Accounting Policies - Schedule of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Goodwill, Beginning balance	$ 139,983
Foreign currency translation adjustment	7,303
Goodwill, Ending balance	179,314
New England Utility Constructors,Inc. [Member]
Goodwill [Line Items]
Additional goodwill from New England Utility Constructors, Inc. acquisition	32,028
Southwest Gas [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	10,095
Goodwill, Ending balance	10,095
Construction Services [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	129,888
Foreign currency translation adjustment	7,303
Goodwill, Ending balance	169,219
Construction Services [Member] | New England Utility Constructors,Inc. [Member]
Goodwill [Line Items]
Additional goodwill from New England Utility Constructors, Inc. acquisition	$ 32,028